Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income (loss)	$ (26,907)	$ 8,823	$ 20,626
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	92,436	19,497	10,348
Stock-based compensation	24,262	8,874	1,587
Deferred income taxes	(19,449)	(2,266)	(113)
Excess tax benefit from stock options and warrant	(2,817)	(15,192)	(2,620)
Other non-cash items	(769)	(461)	(1,987)
Change in cash attributable to changes in operating assets and liabilities, net of the impact of acquisitions:
Accounts receivable, net	(30,350)	(28,502)	(5,739)
Inventories	(27,102)	(7,724)	(5,846)
Net investment in sales-type leases	(4,909)	(4,216)	(2,625)
Prepaid expenses	(1,191)	1,534	1,438
Other non-current assets	(1,625)	(1,072)	290
Accounts payable and other current liabilities	5,481	21,340	6,538
Unearned revenues	11,601	222	615
Non-current liabilities	13,368	637
Net cash provided by operating activities	32,029	1,494	22,512
Cash flows from investing activities
Change in short-term bank deposits, net	(180,307)	9,999
Purchase of property and equipment	(33,276)	(12,057)	(12,849)
Acquisition, net of cash acquired	(8,758)		(38,559)
Acquisition of intangible and other assets	(4,663)	(3,018)	(4,318)
Other investing activities	253	110
Proceeds from the maturities and sales of marketable securities		53,367	35,675
Cash acquired through merger with Objet Ltd.		41,524
Purchase of investments		(8,407)	(18,755)
Net cash provided by (used in) investing activities	(226,751)	81,518	(38,806)
Cash flows from financing activities
Proceeds from follow-on offering, net of issuance costs of $18,404	462,872
Proceeds from exercise of stock options and warrant	12,451	15,297	6,149
Excess tax benefit from stock options and warrant	2,817	15,192	2,620
Other financing activities	(3,225)
Net cash provided by financing activities	474,915	30,489	8,769
Effect of exchange rate changes on cash	69	233	63
Net change in cash and cash equivalents	280,262	113,734	(7,462)
Cash and cash equivalents, beginning of year	133,826
Cash and cash equivalents, end of year	414,088	133,826
Supplemental disclosures of cash flow information:
Cash paid for taxes	(3,300)	(8,169)	(6,043)
Transfer of fixed assets to inventory	(316)	(96)	(213)
Transfer of inventory to fixed assets	(6,279)	(2,787)	(2,747)
Acquisition of non controlling interest	2,132
Fair value of assets acquired	573,604
Less liabilities assumed	(79,954)
Net acquired assets	493,650
Cash paid	12,163
Shares and other consideration	481,487
Total consideration	493,650
Solidscape, Inc [Member]
Supplemental disclosures of cash flow information:
Fair value of assets acquired			48,191
Less liabilities assumed			(9,092)
Net acquired assets			39,099
Less cash acquired			(540)
Acquisitions, net of cash acquired			38,559
Total consideration			39,099
Objet Ltd [Member]
Supplemental disclosures of cash flow information:
Fair value of assets acquired		1,456,924
Less liabilities assumed		(116,027)
Net acquired assets		1,340,897
Less cash acquired		(41,524)
Acquisitions, net of cash acquired		1,299,373
Total consideration		$ 1,340,897